Investment properties (Details 2) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Rental and services income	$ 10,978	$ 33,241	$ 22,693
Direct operating expenses	(4,675)	(13,492)	(7,762)
Development expenses	(114)	182	(130)
Net realized gain from fair value adjustment of investment property	10,821	1,703	860
Net unrealized (loss) / gain from fair value adjustment of investment property	$ (13,067)	$ 49,337	$ (58,893)